SHARE-BASED COMPENSATION (Details)													6 Months Ended		12 Months Ended
	Apr. 29, 2025 shares	Apr. 21, 2025 shares	Apr. 17, 2025 USD ($) $ / shares shares	Mar. 04, 2025 shares	Dec. 01, 2024 USD ($) $ / shares shares	Nov. 01, 2024 shares	Oct. 29, 2024 shares	Oct. 15, 2024 shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 20, 2024 shares	Sep. 12, 2024 USD ($) $ / shares shares	Aug. 13, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($) $ / shares	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Aug. 31, 2023 $ / shares	Sep. 05, 2022 $ / shares
SHARE-BASED COMPENSATION
Issuance of Class A Ordinary Share for management and employees (in Dollars)													$ 1,001,162		$ 2,672,450
Number of third party companies									2					2
Share-based compensation expense (in Dollars)													$ 4,260,000	$ 0	$ 3,643,333	$ 0	$ 0
Restricted Stock [Member]
SHARE-BASED COMPENSATION
Public offering price (in Dollars per share) | $ / shares					$ 64.96				$ 33.28			$ 28.8		$ 33.28
Weighted average period													2 months 1 day		7 months 2 days
Shares granted | shares					62,500				62,500			12,500
Value of shares granted (in Dollars)					$ 4,060,000				$ 2,080,000			$ 360,000
Consulting service period					1 year				1 year			1 year
Vesting period					6 months				6 months			9 months
Shares issued | shares				62,500			125,000					12,500
Number of third party companies									2					2
Share-based compensation expense (in Dollars)													$ 4,260,000	$ 30,000	$ 3,643,333
Unrecognized share-based compensation expense (in Dollars)													676,667		4,936,667
Common Class A [Member]
SHARE-BASED COMPENSATION
Public offering price (in Dollars per share) | $ / shares																		$ 2.3	$ 2
Common Class A [Member] | Equity Incentive Plan 2024 [Member]
SHARE-BASED COMPENSATION
Shares available for issuance | shares											125,000
Issuance of Class A Ordinary Share for management and employees | shares						95,688
Issuance of Class A Ordinary Share for management and employees (in Dollars)											$ 3,410,200
Stock-based compensation (in Dollars)															2,672,450
Unrecognized share-based compensation expense (in Dollars)													$ 246,864		$ 737,750
Weighted average period													5 months 15 days		5 months 15 days
Common Class A [Member] | Equity Incentive Plan 2024 [Member] | First Grant Date [Member]
SHARE-BASED COMPENSATION
Public offering price (in Dollars per share) | $ / shares											$ 35.2
Common Class A [Member] | Equity Incentive Plan 2024 [Member] | Second Grant Date [Member]
SHARE-BASED COMPENSATION
Public offering price (in Dollars per share) | $ / shares											$ 36.32
Common Class A [Member] | Equity Incentive Plan 2025 [Member]
SHARE-BASED COMPENSATION
Issuance of Class A Ordinary Share for management and employees | shares	29,313
Issuance of Class A Ordinary Share for management and employees (in Dollars)			$ 510,276
Stock-based compensation (in Dollars)													$ 1,001,162	$ 2,048,200
Common Class A [Member] | Equity Incentive Plan 2025 [Member] | First Grant Date [Member]
SHARE-BASED COMPENSATION
Public offering price (in Dollars per share) | $ / shares			$ 17.12
Common Class A [Member] | Equity Incentive Plan 2025 [Member] | Second Grant Date [Member]
SHARE-BASED COMPENSATION
Public offering price (in Dollars per share) | $ / shares			17.6
Common Class A [Member] | Equity Incentive Plan 2025 [Member] | Third Grant Date [Member]
SHARE-BASED COMPENSATION
Public offering price (in Dollars per share) | $ / shares			$ 17.44
Common Class A [Member] | Share-Based Payment Arrangement, Nonemployee [Member] | Equity Incentive Plan 2024 [Member]
SHARE-BASED COMPENSATION
Issuance of Class A Ordinary Share for management and employees | shares										58,188
Common Class A [Member] | Share-Based Payment Arrangement, Nonemployee [Member] | Equity Incentive Plan 2025 [Member]
SHARE-BASED COMPENSATION
Issuance of Class A Ordinary Share for management and employees | shares			10,625
Common Class A [Member] | Share-Based Payment Arrangement, Employee [Member] | Equity Incentive Plan 2024 [Member]
SHARE-BASED COMPENSATION
Issuance of Class A Ordinary Share for management and employees | shares								37,500
Common Class A [Member] | Share-Based Payment Arrangement, Employee [Member] | Equity Incentive Plan 2025 [Member]
SHARE-BASED COMPENSATION
Issuance of Class A Ordinary Share for management and employees | shares		18,688